Annual Total Returns[BarChart] - Direxion Daily 20 Plus Year Treasury Bull 3X Shares - Direxion Daily 20+ Year Treasury Bull 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	105.41%	1.34%	(40.54%)	100.82%	(12.57%)	(3.61%)	23.17%	(12.06%)	36.27%	38.80%